SCHEDULE I -CONDENSED FINANCIAL INFORMATION OF PARENT - BASIS OF PRESENTATION (Details)	Dec. 31, 2024	Mar. 25, 2024	Mar. 24, 2024	Dec. 31, 2023
Common Class A | MAIT
Condensed Financial Statements, Captions [Line Items]
Ownership percentage by parent		100.00%	100.00%
Common Class B | MAIT
Condensed Financial Statements, Captions [Line Items]
Ownership percentage by parent		100.00%	100.00%
Parent Company | Common Class B
Condensed Financial Statements, Captions [Line Items]
Special purpose membership interest held, percentage of distributions	1			100